                                                STATEMENT OF ADDITIONAL INFORMATION

                                                        Dated April 30, 2003

                                                                For

                                                        LB SERIES FUND, INC.

                                                      625 Fourth Avenue South

                                                    Minneapolis, Minnesota 55415

                                                      800-THRIVENT (847-4836)

                                                     Small Cap Growth Portfolio

                                                    Opportunity Growth Portfolio

                                                  Mid Cap Select Growth Portfolio

                                                      Mid Cap Growth Portfolio

                                                       World Growth Portfolio

                                                         All Cap Portfolio

                                                          Growth Portfolio

                                                     Investors Growth Portfolio

                                                       Growth Stock Portfolio

                                                          Value Portfolio

                                                        High Yield Portfolio

                                                          Income Portfolio

                                                  Limited Maturity Bond Portfolio

                                                       Money Market Portfolio

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for LB Series
Fund, Inc. dated April 30, 2003 (the "Fund"). The Report of Independent Accountants and financial statements included in the
Annual Report to Shareholders for the fiscal year ended December 31, 2002 of the Fund are a separate report furnished with this
Statement of Additional Information and are incorporated herein by reference.  To receive a copy of the Prospectus or the Annual
Report for the Fund, write to LB Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800)
THRVENT (847-4836).

                                                         Table of Contents

HISTORY OF THE FUND

INVESTMENT POLICIES AND RESTRICTIONS

FUND MANAGEMENT

INVESTMENT ADVISORY SERVICES

OTHER SERVICES

BROKERAGE TRANSACTIONS

CAPITAL STOCK

NET ASSET VALUE

TAX STATUS

DISTRIBUTIONS

CALCULATION OF PERFORMANCE DATA

DESCRIPTION OF DEBT RATINGS

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

                                                        HISTORY OF THE FUND

The Fund is a diversified, open-end management investment company, organized as a Minnesota corporation on February 24, 1986.
Prior to January 31, 1994, the Fund was known as LBVIP Series Fund, Inc. The Fund is made up of 14 separate Portfolios.  Each
Portfolio of the Fund, is diversified.  Each Portfolio is in effect a separate investment fund, and a separate class of capital stock is issued with respect to each Portfolio.

                                                INVESTMENT POLICIES AND RESTRICTIONS

                                                  ADDITIONAL INVESTMENT PRACTICES

In addition to those practices stated in the Prospectus, various of the Portfolios may purchase the securities or engage in the transactions described below.

                                                          OTHER SECURITIES

The Small Cap Growth Portfolio, Opportunity Growth Portfolio, Mid Cap Select Growth Portfolio, Mid Cap Growth Portfolio, World
Growth Portfolio, All Cap Portfolio, Growth Portfolio, Investors Growth Portfolio, Growth Stock Portfolio, and Value Portfolio may
each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Portfolios may invest in U.S. Government securities or cash,  European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

The Small Cap Growth Portfolio, Opportunity Growth Portfolio, Mid Cap Select Growth Portfolio, Mid Cap Growth Portfolio, World
Growth Portfolio, All Cap Portfolio, Growth Portfolio, Investors Growth Portfolio, Growth Stock Portfolio, and Value Portfolio
will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard
& Poor's Corporation ("S&P"). For a description of Moody's and S&P's ratings, see "Description of Debt Ratings". Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

The High Yield Portfolio, Income Portfolio, and Limited Maturity Bond Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

                                                          BANK INSTRUMENTS

The Money Market Portfolio may invest in bank instruments including, but not limited to, certificates of deposit, bankers'
acceptances and time deposits.  Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).  A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank.  The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.  Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities.  They are chartered and regulated either federally or under state law.  U.S. federal branches of foreign banks are chartered and regulated by the
Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia.  U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance;
however, not all such branches elect FDIC insurance.  U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks.  These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S.  Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

                                                       REPURCHASE AGREEMENTS

Each of the Portfolios may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the
Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller's agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action.
The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by Thrivent Financial for Lutherans ("Thrivent Financial") or a subadviser to be creditworthy.

                                                         RESTRICTED SECURITIES

The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the
Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule.  Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.  None of the Portfolios will invest more than 15% of its net assets in illiquid securities (10% in the case of the Money Market Portfolio).

                                                 REVERSE REPURCHASE AGREEMENTS

Each of the Portfolios also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.  However, the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.

The Portfolio will engage in reverse repurchase agreements which are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes.  When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio's records at the trade date and maintained until the transaction is settled.

                                           WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each of the Portfolios may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Portfolio with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Portfolio will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

                                                       Dollar Roll Transactions

Certain of the Portfolios may enter into dollar roll transactions  with respect to mortgage  securities in which the Portfolios sell mortgage  securities and simultaneously  agree to repurchase similar (same type, coupon and maturity)  securities at a later date at an agreed upon price.  During the period between the sale and  repurchase,  the Portfolios  forgo principal and interest paid on the mortgage  securities  sold. The Portfolios are  compensated by the interest earned on the cash proceeds of the initial sale and from negotiated  fees paid by brokers  offered as an inducement to the  Portfolios to "roll over" their purchase  commitments.  While the dollar roll transactions may result in higher  transaction  costs or higher taxes for the Portfolios,  the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

                                                         LENDING SECURITIES
                                         (All Portfolios Except the Money Market Portfolio)

Consistent with applicable regulatory requirements, each of the Portfolios may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Portfolio, Thrivent Financial will take into account the investment objective and principal strategies of the Portfolio.  For the period during which the securities are on loan, the lending Portfolio will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice.
Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any thereof. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

                                                        PUT AND CALL OPTIONS

As described below, each of the Portfolios except the Money Market Portfolio may invest in options on another security, an index, a currency, or a futures contract.  If the option is described as "covered," we hold the security underlying the option or the right to obtain it at no additional cost.  If the option is not covered, the Portfolio will earmark liquid securities as collateral.  When a Portfolio sells put options, the collateral must be equal to the purchase obligation of the Portfolio, less any amount maintained as margin.  When a Portfolio sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling ("Writing") Covered Call Options: The Portfolios may from time to time sell ("write") covered call options on any portion of their investments as a hedge to provide partial protection against adverse movements in prices of securities in those
Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income.
A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined ("strike") price. As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Portfolio until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security. A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Portfolio will generally be called upon to deliver the security. In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options: The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest. As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities which the Portfolio intends to purchase. In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options:  The Portfolios may from time to time sell ("write") covered put options if the put option is part of a combined position (see "Combined Position Option" below).  As the writer of a put option, the Portfolio assumes the obligation to pay a predetermined ("strike") price for the option's underlying security if the holder of the option chooses to exercise it.
Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security.  The Portfolio will, however, retain the premium received for the option as additional
income.   If the price of the underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.

Buying Put Options: The Portfolios may from time to time purchase put options on any portion of their investments. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined ("strike") price. A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio. In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies: The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options: As part of its options transactions, the Portfolios may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined Position Options:  The Portfolios may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, the Portfolios
may   engage in "straddle" and "spread" transactions. A straddle is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A spread is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a
Portfolio will depend on  Thrivent Financial's or the subadviser's perception of anticipated market movements.

Negotiated Transactions: The Portfolios will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser's or subadviser's best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio. This risk is described more completely in the section of this Statement of Additional Information entitled,
"Risks of Transactions in Options and Futures".

Options written or purchased by a Portfolio in negotiated transactions are illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so. In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the
Portfolio expires or is exercised.

Closing Transactions: The Portfolios may dispose of options which they have written by entering into "closing purchase transactions". Those Portfolios may dispose of options which they have purchased by entering into "closing sale transactions". A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Portfolio realizes a loss if the premium paid is more than the premium received.
The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Portfolio realizes a loss if the premium received is less than the premium paid.

                                              FINANCIAL FUTURES AND OPTIONS ON FUTURES

Selling Futures Contracts: The Portfolios may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Portfolios. Such contracts may involve futures on items such as U.S. Government
Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio. The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

Futures contracts have been designed by and are traded on boards of trade which have been designated "contract markets" by the
Commodity Futures Trading Commission ("CFTC"). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these transactions is different than purchasing securities "on margin". In purchasing securities "on margin" an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of "margin" involved in these transactions:
initial margin and variation margin. Initial margin does not represent a loan between a Portfolio and its broker, but rather is a
"good faith deposit" by a Portfolio to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Portfolio will receive or pay "variation margin" equal to the daily change in the value of the position held by the Portfolio.

Buying Futures Contracts: The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Portfolios may buy and sell futures contracts for a number of reasons, including:  (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities which a Portfolio intends to purchase. A
Portfolio would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities which a Portfolio intends to purchase.

Options on Futures Contracts: The Portfolios may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option.
The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities which a Portfolio intends to purchase.

Currency Futures Contracts and Options: The Portfolios may also sell and purchase currency futures contracts (or options thereon)
as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.

Limitations: The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Portfolio will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio's existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Portfolio's total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

In addition, the All Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b)
purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

                                                         HYBRID INVESTMENTS
                                         (All Portfolios Except the Money Market Portfolio)

As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counter party to the transaction would be a risk factor which the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by
U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                                            RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Portfolio's hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Financial or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Portfolio would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio's return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Financial's or a Portfolio's subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

A Portfolio will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges a Portfolio may purchase and sell options in negotiated transactions. When a Portfolio uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a
Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member.
In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

                                                    FOREIGN FUTURES AND OPTIONS

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on
United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

                                                    SHORT SALES AGAINST THE BOX

The Portfolios may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box". A short sale is a transaction in which a Portfolio sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.  The Portfolios will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

                           FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES AND FOREIGN CURRENCY TRANSACTIONS

Foreign Currency Warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars).  The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined.  During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently.  This would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were
"out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the
Options Clearing Corporation ("OCC").  Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio.  A Portfolio's use of such contracts would include, but not be limited to, the following:

      (1)       When the  Portfolio  enters  into a  contract  for the  purchase  or sale of a  security  denominated  in a foreign currency,  it may desire to "lock in" the U.S.  dollar price of the security.  By entering into a forward  contract for the  purchase  or sale,  for a fixed  amount of  dollars,  of the amount of foreign  currency  involved  in the underlying  security  transactions,  the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the  relationship  between the U.S.  dollar and the subject  foreign  currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

      (2)       When a Portfolio  determines  that one currency may experience a substantial  movement  against  another  currency, including the U.S.  dollar,  a Portfolio  may enter into a forward  contract to sell or buy the amount of the former foreign  currency,  approximating the value of some or all of a Portfolio's  securities  denominated in such foreign currency.

      (3)       Alternatively,  where  appropriate,  a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency  where such currency or currencies  act as an effective  proxy for other  currencies.  In such a case, a Portfolio  may enter into a forward  contract  where the amount of the foreign currency  to be sold  exceeds  the value of the  securities  denominated  in such  currency.  The use of this basket hedging  technique may be more  efficient and  economical  than  entering into separate  forward  contracts for each currency held in a Portfolio.

      (4)       The precise matching of the forward contract amounts and the value of the securities  involved will not generally be possible  since the future value of such  securities in foreign  currencies  will change as a consequence  of market movements  in the value of those  securities  between the date the forward  contract is entered into and the date it matures.  The  projection  of  short-term  currency  market  movement is  extremely  difficult,  and the  successful execution of a short-term hedging strategy is highly uncertain.

      (5)       Under normal  circumstances,  currency risk will be considered when deciding  whether to buy or sell a security and as part of the overall diversification  strategies.  However, Thrivent Financial and the subadvisers believe that it is  important  to have the  flexibility  to enter  into such  forward  contracts  when it  determines  that the best interests of the Portfolio will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program.  However, a Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC.  In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above.  However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances.  Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate.  It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.
It simply establishes a rate of exchange at a future date.  Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  It will do so from time to time, and there are costs associated with currency conversion.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

                                                     OTHER INVESTMENT COMPANIES

Each Portfolio may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.  Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value.
Others are continuously offered at net asset value, but may also be traded in the secondary market.  The extent to which a
Portfolio can invest in other investment companies is limited by federal securities laws.

                                                     EXCHANGE TRADED FUNDS (ETFs)
                                         (All Portfolios Except the Money Market Portfolio)

These are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  Each Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an
ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an
ETF could result in it being more volatile and ETFs have management fees which increase their costs.

                                                PASSIVE FOREIGN INVESTMENT COMPANIES
                                         (All Portfolios Except the Money Market Portfolio)

Each Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies.  Such trusts have been the only or primary way to invest in certain countries.  In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts.  Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments.  In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years.  Such gains and losses will be treated as ordinary income.  The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

                                                          INVESTMENT LIMITATIONS

The fundamental investment restrictions for the Portfolios are set forth below. These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as defined in the Investment Company Act of 1940.  (Under the Investment Company Act of 1940, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority Vote").)  Under these restrictions:

1.               None of the  Portfolios  may borrow money,  except that a Portfolio may borrow money  (through the issuance of debt securities or otherwise) in an amount not exceeding  one-third of the Portfolio's  total assets  immediately  after the time of such borrowing.

2.               None of the Portfolios may issue senior  securities,  except as permitted under the Investment  Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

3.               None of the Portfolios will, with  respect to 75% of its total assets, purchase securities of an issuer (other than
                 the U.S.  Government,  its  agencies,  instrumentalities   or   authorities   or   repurchase   agreements   fully
                 collateralized by  U.S. Government securities and  other  investment companies) if (a) such purchase would,  at the time,  cause more than 5% of the  Portfolio's  total  assets taken at market value to be invested in the securities of such  issuer;  or (b) such  purchase  would, at the  time, result in more  than  10% of  the outstanding  voting securities of such issuer being held by the Portfolio.

4.               None of the  Portfolios will buy or sell real estate, except that any Portfolio may (i)  acquire  or  lease  office space  for its own  use, (ii) invest in securities  of issuers  that  invest in real  estate or  interest  therein,
                 (iii)  invest in  mortgage-related  securities and other securities  that are  secured by  real estate  or interest therein,  and (iv) hold and sell real  estate  acquired  by  the  Portfolio  as  a  result  of  the  ownership  of securities.

5.               None of the Portfolios  may purchase  or sell  commodities or  commodity contracts, except  that any  Portfolio may purchase  and sell  derivatives (including but not  limited to  options, futures contracts  and options  on futures contracts) whose  value  is tied to  the value  of a  financial  index  or a  financial  instrument or  other asset
                 (including,  but  not  limited to,  securities  indexes,  interest  rates,  securities,  currencies  and   physical
                 commodities).

6.               None of the Portfolios  may make loans,  except that any  Portfolio may (i) lend portfolio  securities,  (ii) enter
                 into  repurchase   agreements,  (iii)  purchase  all or a  portion  of an  issue  of  debt  securities,  bank  loan participation  interests, bank  certificates of  deposit,  bankers' acceptances,  debentures  or other  securities, whether  or not  the  purchase  is made upon the original  issuance of the securities,  and (iv) participate in  an
                 interfund   lending   program  with  other   registered   investment companies.

7.               None of the Portfolios will underwrite the securities of other issuers, except where the Portfolio may be deemed to be  an underwriter  for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans  that  a  Portfolio  may  make  pursuant to its fundamental investment restriction on lending.

8.               None of the Portfolios  will purchase  a seccurity if, after  giving effect  to the  purchase, more than 25% of its total assets  would be  invested in the  securities  of one  or more  issuers conducting their  principal  business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the Investment Company Act of 1940).  In addition,  with respect  to the Money Market Portfolio, this restriction does not apply to instruments issued by domestic banks.

The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

1.               None of the  Portfolios  will purchase  any  security while  borrowings, including  reverse repurchase  agreements, representing  more  than 5% of  the  Portfolio's  total assets are  outstanding.  The  Portfolios  intend to  limit borrowings to amounts borrowed from a bank, repurchase agreements (insofar as they are  considered  borrowings), or an interfund lending lending agreement.

2.               The fundamental investment restriction  with  respect to industry  concentration (number 8  above)  will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Portfolio's total assets.

3.               None of the Portfolios currently intend to purchase securities on margin,  except that a  Portfolio may obtain such short-term  credits  as are  necessary for the  clearance  of transactions,  and provided  that  margin payments in connection with futures contracts and options on futures  contracts shall not  constitute  purchasing securities on margin.

Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness.  Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300%
and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

                                                      PORTFOLIO TURNOVER RATE

The rate of portfolio turnover in the Portfolios will not be a limiting factor when Thrivent Financial or a subadviser deems changes in a Portfolio's assets appropriate in view of its investment objectives. As a result, while a Portfolio will not purchase or sell securities solely to achieve short term trading profits, a Portfolio may sell securities without regard to the length of time held if consistent with the Portfolio's investment objective. A higher degree of equity trading activity will increase brokerage costs to a Portfolio. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years, the portfolio turnover rates in the Portfolios were as follows:

                       Portfolio                            12/31/02         12/31/01          12/31/00
---------------------------------------------------------------------------------------------------------
Small Cap Growth  Portfolio                                    29%               --  (1)           N/A
Opportunity Growth  Portfolio                                 130%              138%              147%
Mid Cap Select  Growth Portfolio                              171%               15% (1)           N/A
Mid Cap Growth  Portfolio                                      51%              121%              117%
World Growth   Portfolio                                       20%               30%               38%
All Cap Portfolio                                             192%               29% (1)           N/A
Growth Portfolio                                               83%               94%              108%
Investors Growth  Portfolio                                   214%               13% (1)           N/A
Growth Stock Portfolio                                         37%                3% (1)           N/A
Value Portfolio                                               104%               --  (1)           N/A
High Yield Portfolio                                           79%               80%               62%
Income Portfolio                                              151%              190%              136%
Limited Maturity Bond Portfolio                               236%               24%               N/A

(1) For the period from November 30, 2001 (effective date) to December 31, 2001.

                                                            FUND MANAGEMENT

                                                   The Funds' Directors and Officers

The Board of Directors is  responsible  for the management and  supervision  of the Funds'  business  affairs and for exercising all powers except those  reserved to the  shareholders.  Messrs.  Eggerding and Estenson  and Mses. Harpstead and Levi  also serves as a
Trustee of The Lutheran  Brotherhood Family of Funds, a registered investment company  consisting  of 11 Funds,  each of which offer
Class A, Class B and  Institutional  Class shares.  Messrs. Campbell, Eggerding, Gady, and Smeds also serves as a Trustee of The AAL
Mutual Funds (a registered investment company consisting of 20 Funds,  which offer Class A, Class B and  Institutional Class shares)
and as a Director of AAL Variable  Product  Series Fund,  Inc. (a  registered  investment  company  consisting of 14 Portfolios that serve as the underlying  funds for variable annuity and variable universal life contracts issued by Thrivent  Financial and Thrivent
Life Insurance Company ("Thrivent Life").)

The following tables provide information about the Directors and officers of the Fund.

INTERESTED DIRECTOR(1)
-------------------- --------------- -------------------- ------------ ------------------
                                                          Number of
                                                          Portfolios
                     Position with                        in Fund
                     the Fund and    Principal            Complex      Other
Name, Address and    Length of       Occupation During    Overseen     Directorships
Age                  Service(2)      the Past 5 Years     by Director  Held by Director
-------------------- --------------- -------------------- ------------ ------------------
-------------------- --------------- -------------------- ------------ ------------------
Pamela J. Moret      President       Executive Vice       14 of the    Lutheran World
625 Fourth Avenue    since 2002      President,           LB Series    Relief;
South                and Director    Marketing and        Fund,        Minnesota Public
Minneapolis, MN      since           Products, Thrivent   Inc., 20     Radio
Age 47               February 2004   Financial,  since    of The AAL
                                     2002; Senior Vice    Mutual
                                     President,           Funds, 14
                                     Products, American   of the AAL
                                     Express Financial    Variable
                                     Advisors from 2000   Product
                                     to 2001; Vice        Series
                                     President,           Fund,
                                     Variable Assets,     Inc., 11
                                     American Express     of The
                                     Financial Advisors   Lutheran
                                     from 1996 to 2000    Brotherhood
                                                          Family of
                                                          Funds
-------------------- --------------- -------------------- ------------ ------------------

INDEPENDENT DIRECTORS(3)
--------------------- -------------- -------------------- ------------ ------------------
                                                          Number of
                                                          Portfolios
                     Position with                        in Fund
                     the Fund and    Principal            Complex      Other
Name, Address and    Length of       Occupation During    Overseen     Directorships
Age                  Service(2)      the Past 5 Years     by Director  Held by Director
--------------------- -------------- -------------------- ------------ ------------------
--------------------- -------------- -------------------- ------------ ------------------
F. Gregory Campbell   Director       President,           14 of the    Director, ELCA
625 Fourth Avenue     since          Carthage College     LB Series    University and
South                 February 2004                       Fund,        College
Minneapolis, MN                                           Inc., 20     Employees'
Age 63                                                    of The AAL   Health Benefit
                                                          Mutual       Board; Director,
                                                          Funds, 14    ELCA Risk
                                                          of the AAL   Management
                                                          Variable     Board;
                                                          Product      Director,
                                                          Series       Johnson Family
                                                          Fund, Inc.   of Mutual Funds,
                                                                       Inc., an
                                                                       investment
                                                                       company
                                                                       consisting of
                                                                       four portfolios;
                                                                       Director,
                                                                       Kenosha Hospital
                                                                       and Medical
                                                                       Center;
                                                                       Director,
                                                                       Prairie School
                                                                       Board; Director,
                                                                       United Health
                                                                       Systems
--------------------- -------------- -------------------- ------------ ------------------
--------------------- -------------- -------------------- ------------ ------------------
Herbert F.            Director       Management           14 of the    None
Eggerding, Jr.        since May      consultant to        LB Series
625 Fourth Avenue     1990           several privately    Fund,
South                                owned companies      Inc., 20
Minneapolis, MN                                           of The AAL
Age 65                                                    Mutual
                                                          Funds, 14
                                                          of the AAL
                                                          Variable
                                                          Product
                                                          Series
                                                          Fund,
                                                          Inc., 11
                                                          of The
                                                          Lutheran
                                                          Brotherhood
                                                          Family of
                                                          Funds
--------------------- -------------- -------------------- ------------ ------------------
--------------------- -------------- -------------------- ------------ ------------------
Noel K. Estenson      Director       Retired;             14 of the    None
625 Fourth Avenue     since June     previously           LB Series
South                 1997           President and        Fund,
Minneapolis, MN                      Chief Executive      Inc., 11
Age 64                               Officer,             of The
                                     CenexHarvestStates   Lutheran
                                     (farm supply and     Brotherhood
                                     marketing and food   Family of
                                     business)            Funds
--------------------- -------------- -------------------- ------------ ------------------
--------------------- -------------- -------------------- ------------ ------------------
Richard L. Gady       Director       Retired;             14 of the    Director,
625 Fourth Avenue     since          previously Vice      LB Series    International
South                 February 2004  President, Public    Fund,        Agricultural
Minneapolis, MN                      Affairs and Chief    Inc., 20     Marketing
Age 60                               Economist,           of The AAL   Association
                                     Conagra, Inc.        Mutual
                                     (agribusiness)       Funds, 14
                                                          of the AAL
                                                          Variable
                                                          Product
                                                          Series
                                                          Fund, Inc.
--------------------- -------------- -------------------- ------------ ------------------
--------------------- -------------- -------------------- ------------ ------------------
Jodi L. Harpstead     Director       On sabbatical;       14 of the    Director, Delta
625 Fourth Avenue     since          previously Vice      LB Series    Dental Plan of
South                 September      President & General  Fund,        Minnesota
Minneapolis, MN       1998           Manager, Cardiac     Inc., 11
Age 46                               Surgery              of The
                                     Technologies for     Lutheran
                                     Medtronic, Inc.      Brotherhood
                                     (medical products    Family of
                                     and technologies)    Funds
--------------------- -------------- -------------------- ------------ ------------------
--------------------- -------------- -------------------- ------------ ------------------
Connie M. Levi        Director       Retired              14 of the    Director,
625 Fourth Avenue     since                               LB Series    Norstan, Inc.
South                 October, 1993                       Fund,
Minneapolis, MN                                           Inc., 11
Age 63                                                    of The
                                                          Lutheran
                                                          Brotherhood
                                                          Family of
                                                          Funds
--------------------- -------------- -------------------- ------------ ------------------
--------------------- -------------- -------------------- ------------ ------------------
Edward W. Smeds       Director       Retired              14 of the    Chairman,
625 Fourth Avenue     since                               LB Series    Carthage College
South                 February 2004                       Fund,
Minneapolis, MN                                           Inc., 11
Age 67                                                    of The
                                                          Lutheran
                                                          Brotherhood
                                                          Family of
                                                          Funds, 14
                                                          of the AAL
                                                          Variable
                                                          Product
                                                          Series
                                                          Fund, Inc.

OFFICERS
---------------------------- ------------------------ ------------------------------------------------
                             Position with the Fund
                             and Length of
Name, Address and Age        Service(2)               Principal Occupation During the Past 5 Years
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Pamela J. Moret              President since 2002     Executive Vice President, Marketing and
625 Fourth Avenue South                               Products, Thrivent Financial,  since 2002;
Minneapolis, MN                                       Senior Vice President, Products, American
Age 47                                                Express Financial Advisors from 2000 to 2001;
                                                      Vice President, Variable Assets, American
                                                      Express Financial Advisors from 1996 to 2000
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Charles D. Gariboldi         Treasurer and            Vice President Investment Accounting, Thrivent
625 Fourth Avenue South      Principal Accounting     Financial for Lutherans since 2002; Head of
Minneapolis, MN              Officer since  2002      Investment Accounting, Aid Association for
Age 43                                                Lutherans from 1999 to 2001; Treasurer, The
                                                      AAL Mutual Funds from 1997 to 1999
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Russell W. Swansen           Vice President  since    Chief Investment Officer, Investments,
625 Fourth Avenue South      2004                     Thrivent Financial for Lutherans since 2004,
Minneapolis, MN                                       Managing Director, Colonnade Advisors, LLC,
Age 46                                                from 2001 to 2002, President and Chief
                                                      Investment Officer of PPM American from 1999
                                                      to 2000
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
John C. Bjork                Secretary since 2000;    Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      Serves at discretion     Lutherans since 2002; Counsel, Lutheran
Minneapolis, MN              of the Board until his   Brotherhood from 1987 to 2001
Age 49                       successor is elected
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Russell W. Swansen           Vice President since     Senior Vice President, Investments, Thrivent
625 Fourth Avenue South      2004                     Financial for Lutherans since 2002; Senior
Minneapolis, MN                                       Vice President and Chief Investment Officer,
Age 57                                                Aid Association for Lutherans from 1999 to
                                                      2001; Vice President,  Investments, Aid
                                                      Association for Lutherans from 1998 to 1999
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Karl  D. Anderson            Vice President since     Vice President of Investment Product Solutions
625 Fourth Avenue South      2003                     Management, Thrivent Financial for Lutherans
Minneapolis, MN                                       since 2002; Vice President and Actuary, Aid
Age  41                                               Association for Lutherans from 1997 to 2002
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Frederick P. Johnson         Vice President since     Vice President, Investment Operations,
625 Fourth Avenue South      1998                     Thrivent Financial for Lutherans since 2002;
Minneapolis, MN                                       Vice President, Investment Operations,
Age 40                                                Lutheran Brotherhood in 2001; Assistant Vice
                                                      President, Investment Operations, Lutheran
                                                      Brotherhood from 1994 to 2001
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Thomas R. Mischka            Vice President and       Vice President of Divisional Support Services,
625 Fourth Avenue South      Anti-Money Laundering    Thrivent Financial for Lutherans since 2003;
Minneapolis, MN              Officer since 2003       Vice President of Marketing from 1997 to 2003,
Age 44                                                Aid Association for Lutherans
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Brenda J. Pederson           Vice President since     Vice President, Member Support and Mutual Fund
625 Fourth Avenue South      1998                     Operations, Thrivent Financial for Lutherans
Minneapolis, MN                                       from 2002 to 2003; Vice President, Member
Age 42                                                Services, Lutheran Brotherhood from 2001 to
                                                      2002; Assistant Vice President, Member
                                                      Services, Lutheran Brotherhood from 1997 to
                                                      2001
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Brett L. Agnew               Assistant Secretary      Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      since 2003               Lutherans since  2002; Counsel, Aid
Minneapolis, MN                                       Association for Lutherans from 2001 to 2002;
Age 33                                                Consultant Principal Financial Group from 1998
                                                      to 2001
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
James E. Nelson              Assistant Secretary      Vice President, Securities Law, Thrivent
625 Fourth Avenue South      since 2002               Financial for Lutherans since 2002; Head of
Minneapolis, MN                                       Securities Law, Lutheran Brotherhood from 2001
Age 42                                                to 2002;  Counsel and head of Insurance
                                                      Practice Group, Law Division of ING ReliaStar
                                                      (formerly ReliaStar Financial Corp.) from 1998
                                                      to 2001
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Marlene J. Nogle             Assistant Secretary      Senior Counsel, Thrivent Financial for
625 Fourth Avenue South      since 2000               Lutherans since 2002; Senior Counsel and
Minneapolis, MN                                       Assistant Vice President, Lutheran Brotherhood
Age 55                                                from 1991 to 2002
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Todd J. Kelly                Assistant Treasurer      Head of Fund Accounting Operations, Thrivent
222 West College Avenue      since 2002               Financial for Lutherans since 2002; Manager,
Appleton, WI                                          Mutual Fund Accounting, Aid Association for
Age 33                                                Lutherans from 1996 to 2002
---------------------------- ------------------------ ------------------------------------------------
---------------------------- ------------------------ ------------------------------------------------
Gerard V. Vaillancourt       Assistant Treasurer      Head of Fund Accounting Administration,
625 Fourth Avenue South      since 2002               Thrivent Financial for Lutherans since 2002;
Minneapolis, MN                                       Manager-Portfolio Compliance, Lutheran
Age 35                                                Brotherhood from 2001 to 2002; Manager-Fund
                                                      Accounting, Minnesota Life from 2000 to 20010
                                                      Supervisor-Securities Accounting, Lutheran
                                                      Brotherhood from 1998 to 2000
---------------------------- ------------------------ ------------------------------------------------

(1) "Interested  person"  of the Fund as  defined  in the  Investment  Company  Act of 1940 by virtue of positions  with Thrivent  Financial.  Ms. Moret is considered an interested  person because of her principal occupation with Thrivent Financial.
(2) Each  Director  serves an  indefinite  term until her or his successor is duly elected and qualified.  The bylaws of the Fund provide that each  Director  must retire at the end of the year in which the Director  attains age 70.  Officers  serve at the  discretion  of the board until their successors are duly appointed and qualified.
(3) The  Directors  other  than Ms.  Moret are not  "interested  persons"  of the Fund and are referred to as "Independent Directors."

                                                Committees of the Board of Directors

Each Independent Director serves as a member of each Committee.  The responsibilities of the Committees are described below.

Audit  Committee.  Ms. Levi  serves as Chair.  The 1940 Act requires that a  fund's independent  auditors be selected by a majority of those Directors who are Independent Directors.  The Audit Committee is responsible for approving the engagement  or retention of the Fund's independent  accountants,  reviewing  with  the  independent  accountants  the  plan  and the results  of  the  auditing engagement, approving professional  services provided  by the independent accountants  prior to the performance  of such  services, approving audit and non-audit fees, reviewing the independence of the independent accountants, and reviewing the system of internal accounting control. The Audit Committee of the Board of Directors held two meetings during the fiscal year ended December 31, 2002.

Contracts Committee.  Mr. Eggerding serves as Chair.  The Contracts Committee  assists the  Board of  Directors  in fulfilling  its duties to review and  approve  contracts  between the Fund and other  entities,  including entering into new contracts and renewing
existing  contracts.  The Contracts  Committee considers   investment   advisory,  distribution,   transfer  agency, administrative
service  and custodial  contracts,  and such  other contracts  as the  Board of  Directors deems necessary  or appropriate  for the continuation of operations of each Fund. The Contracts Committee held two meetings during the fiscal year ended December 31, 2002.

Governance Committee. Mr. Estenson serves as the Chair.  The Governance  Committee assists  the  Board of  Directors in  fulfilling its duties with respect to the governance  of the Fund, including  recommendations  regarding evaluation of the Board of Directors, compensation of  the Directors and  composition  of the committees  and the Board's  membership.  The  Governance  Committee  makes recommendations regarding nominations for Directors, and will consider nominees suggested by shareholders. The Governance Committee held two meetings during the fiscal year ended December 31, 2002.

                                            Beneficial Interest in the Fund by Trustees

The following  tables  provides  information  as of December 31, 2002  regarding  the dollar range of  beneficial  ownership by each
Director in each  series of the Fund.  In  addition,  the amount  shown in the last column  reflects  the  aggregate  amount of each
Director's  beneficial ownership in all registered  investment companies within the investment company complex which are overseen by the Director.

INTERESTED DIRECTORS

                                                                                               Aggregate Dollar Range of Beneficial
                                                                                              Ownership in All Registered Investment
                                         Dollar Range of Beneficial Ownership                 Companies Overseen by the Director in
Name of Director                                   in the Fund                                  the Investment Company Complex
------------------------------------------------------------------------------------------------------------------------------------
John O. Gilbert                Small Cap Growth Portfolio                       None                       Over $100,000
                               Opportunity Growth Portfolio                     None
                               Mid Cap Select Growth Portfolio                  None
                               Mid Cap Growth Portfolio                         None
                               World Growth Portfolio                           None
                               All Cap Portfolio                                None
                               Growth Portfolio                                 None
                               Investors Growth Portfolio                       None
                               Growth Stock Portfolio                           None
                               Value Portfolio                                  None
                               High Yield Portfolio                             None
                               Income Portfolio                                 None
                               Limited Maturity Bond Portfolio                  None
                               Money Market Portfolio                           None

INDEPENDENT DIRECTORS

                                                                                               Aggregate Dollar Range of Beneficial
                                                                                              Ownership in All Registered Investment
                                         Dollar Range of Beneficial Ownership                 Companies Overseen by the Director in
Name of Director                                   in the Fund                                  the Investment Company Complex
------------------------------------------------------------------------------------------------------------------------------------
Herbert F. Eggerding, Jr.      Small Cap Growth Portfolio                       None                       Over $100,000
                               Opportunity Growth Portfolio                     None
                               Mid Cap Select Growth Portfolio                  None
                               Mid Cap Growth Portfolio                   $1-$10,000
                               World Growth Portfolio                           None
                               All Cap Portfolio                                None
                               Growth Portfolio                      $10,001-$50,000
                               Investors Growth Portfolio                       None
                               Growth Stock Portfolio                           None
                               Value Portfolio                                  None
                               High Yield Portfolio                  $10,001-$50,000
                               Income Portfolio                                 None
                               Limited Maturity Bond Portfolio                  None
                               Money Market Portfolio                           None

Noel K. Estenson               Small Cap Growth Portfolio                       None                       Over $100,000
                               Opportunity Growth Portfolio                     None
                               Mid Cap Select Growth Portfolio                  None
                               Mid Cap Growth Portfolio                         None
                               World Growth Portfolio                           None
                               All Cap Portfolio                                None
                               Growth Portfolio                        Over $100,000
                               Investors Growth Portfolio                       None
                               Growth Stock Portfolio                           None
                               Value Portfolio                                  None
                               High Yield Portfolio                             None
                               Income Portfolio                                 None
                               Limited Maturity Bond Portfolio                  None
                               Money Market Portfolio                           None

Jodi L. Harpstead              Small Cap Growth Portfolio                       None                     $50,001-$100,000
                               Opportunity Growth Portfolio                     None
                               Mid Cap Select Growth Portfolio                  None
                               Mid Cap Growth Portfolio                         None
                               World Growth Portfolio                           None
                               All Cap Portfolio                                None
                               Growth Portfolio                                 None
                               Investors Growth Portfolio                       None
                               Growth Stock Portfolio                           None
                               Value Portfolio                                  None
                               High Yield Portfolio                             None
                               Income Portfolio                                 None
                               Limited Maturity Bond Portfolio                  None
                               Money Market Portfolio                           None

Connie M. Levi                 Small Cap Growth Portfolio                       None                     $50,001-$100,000
                               Opportunity Growth Portfolio                     None
                               Mid Cap Select Growth Portfolio                  None
                               Mid Cap Growth Portfolio                         None
                               World Growth Portfolio                           None
                               All Cap Portfolio                                None
                               Growth Portfolio                     $50,001-$100,000
                               Investors Growth Portfolio                       None
                               Growth Stock Portfolio                           None
                               Value Portfolio                                  None
                               High Yield Portfolio                             None
                               Income Portfolio                                 None
                               Limited Maturity Bond Portfolio                  None
                               Money Market Portfolio                           None

                                               Compensation of DIRECTORS and Officers

The Fund makes no payments to any of its officers for  services  performed  for the Fund.  The Fund pays the  Directors  who are not interested  persons  an annual  compensation  of  $25,817 to attend  meetings  of the Board of  Directors.  A  designated  committee chairperson or "lead" Director is compensated an additional $2,746 per year for each such position.

Directors  who are not  interested  persons  of the Fund are  reimbursed  by the Fund for any  expenses  they may incur by reason of attending  Board meetings or in connection  with other services they may perform in connection with their duties as Directors of the
Fund. The Directors receive no pension or retirement benefits in connection with their service to the Fund.

For the fiscal year ended  December 31, 2002,  the  Directors of the Fund  received the  following  amounts of  compensation  either directly or in the form of payments made into a deferred compensation plan:

                Name and Position                                                        Total Compensation Paid by Fund and
                    of Person                        Aggregate Compensation From Fund              Fund Complex (1)
-----------------------------------------------------------------------------------------------------------------------------------
John O. Gilbert (2)                                         $             0                      $             0
Chairman and Director

Herbert F. Eggerding, Jr.                                           $23,275                              $50,500
Trustee

Noel K. Estenson                                                    $22,432(3)                           $48,000
Trustee

Jodi L. Harpstead                                                   $21,589                              $45,500
Trustee

Connie M. Levi                                                      $22,432                              $48,000
Trustee

(1)     The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of Funds and the 14 portfolios of LB Series
        Fund, Inc.
(2)     "Interested person" of the Fund as defined in the Investment Company Act of 1940.
(3)     Mr. Estenson elected to receive a portion of his compensation as deferred compensation.  The total amount of deferred compensation payable to Mr. Estenson as of December 31, 2002, was $0.

                                                           Code of Ethics

The Fund,  Thrivent  Financial and the subadvisers  have each adopted a code of ethics pursuant to the requirements of the 1940 Act.
Under the codes of ethics,  personnel are only permitted to engage in personal  securities  transactions  in accordance with certain conditions  relating to such person's position,  the identity of the security,  the timing of the transaction,  and similar factors.
Transactions  in securities that may be held by the Funds are permitted,  subject to compliance with applicable  provisions of their respective  code  of  ethics.  Personal  securities  transactions  must be  reported  quarterly  and  broker  confirmations  of such transactions must be provided for review.

                                            CONTROL PERSONS AND PURCHASES OF SECURITIES

Shares in the Fund are sold only to:

o  Separate accounts (the "Accounts") of Thrivent Financial and Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"),
   which are used to fund benefits under various variable life insurance and variable annuity contracts (each a "variable contract")
   issued by Thrivent Financial and LBVIP ; and

o  Retirement plans sponsored by Thrivent Financial.

As of December 31, 2002, Thrivent Financial owned of record or beneficially the percentages of each Portfolio's outstanding shares as shown below.  Thrivent Financial is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

                                                Thrivent Financial Ownership for              Thrivent Financial Ownership through
Portfolio                                       Its Own Account                               the Thrivent Savings Plan
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio                              18.721%                                             0%
Opportunity Growth Portfolio                                 0%                                         0.015%
Mid Cap Select Growth Portfolio                         16.798%                                             0%
Mid Cap Growth Portfolio                                     0%                                         0.016%
World Growth Portfolio                                       0%                                         0.028%
All Cap Portfolio                                        8.833%                                             0%
Growth Portfolio                                             0%                                         0.016%
Investors Growth Portfolio                              14.968%                                             0%
Growth Stock Portfolio                                  10.462%                                             0%
Value Portfolio                                          3.251%                                             0%
High Yield Portfolio                                         0%                                         0.001%
Income Portfolio                                             0%                                         0.008%
Limited Maturity Bond Portfolio                         10.437%                                         0.094%
Money Market Portfolio                                       0%                                             0%

To the knowledge of the Fund, no Contract owner beneficially owns five percent or more of any Portfolio.

As of December 31, 2002, the Directors and officers of the Fund as a group owned beneficially less than 1% of the outstanding shares of any Portfolio.

                                                    INVESTMENT ADVISORY SERVICES

                                                         INVESTMENT ADVISER

Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940. Thrivent Financial, founded in 1902 under the laws of Wisconsin, is a fraternal benefit society owned by and operated for its members. It is subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance departments of all the other states and jurisdictions in which it does business. LBVIP is an indirect subsidiary of Thrivent Financial.

Thrivent Financial also serves as the investment adviser to several portfolio series of another investment company. When investment opportunities arise that may be appropriate for one of the Portfolios and one or more of such other companies, Thrivent
Financial will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on the investment objectives and current cash and investment position of each. Because the various entities for which Thrivent Financial acts as investment adviser have different investment objectives and positions, the Adviser may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

Investment decisions for the Opportunity Growth Portfolio, Mid Cap Growth Portfolio, Growth Portfolio, Value Portfolio, High Yield
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, and the Money Market Portfolio are made by Thrivent Financial, subject to the overall direction of the Board of Directors.  Thrivent Financial also provides investment research and supervision of these Portfolios' investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.

                                                       INVESTMENT SUBADVISERS

Subject to the overall direction of the Board of Directors, Thrivent Financial provides overall investment supervision of the
Small Cap Growth Portfolio, Mid Cap Select Growth Portfolio, World Growth Portfolio, All Cap Portfolio, Investors Growth
Portfolio, and the Growth Stock Portfolio, with investment decisions being made by investment subadvisers.

Franklin Advisers, Inc. ("FAI")

Investment decisions for the Small Cap Growth Portfolio are made by FAI, which Thrivent Financial has engaged as the subadviser for that Portfolio. FAI manages that Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the
Board of Directors.

FAI is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Together, FAI and its affiliates manage over $258 billion in assets as of December 31, 2002.

Massachusetts Financial Services Company ("MFS")

Investment decisions for the Mid Cap Select Growth Portfolio and the Investors Growth Portfolio are made by MFS, which Thrivent
Financial has engaged as the subadviser for these Portfolios. MFS manages these Portfolios on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors.

MFS is America's oldest mutual fund organization.  MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust.  Net assets under the management of the MFS organization were approximately $112.5 as of December 31, 2002.

T. Rowe Price International, Inc. ("Price International")

Investment decisions for the World Growth Portfolio are made by Price International, which Thrivent Financial has engaged as the subadviser for the Portfolio. Price International manages the Portfolio on a daily basis, subject to the overall direction of
Thrivent Financial and the Board of Directors.

Price International is one of the leading international mutual fund asset managers with the U.S. equivalent of about $18.0 billion under management as of December 31, 2002 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires.

Fidelity Management & Research Company ("FMR")

Investment decisions for the All Cap Portfolio are made by FMR, which serves as the subadviser for the Portfolio.  Thrivent
Financial has engaged FMR to manage the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the
Board of Directors.  FMR Co, Inc., a wholly-owned subsidiary of FMR, serves as sub-subadviser for the Portfolio.

FMR was founded in 1946 and has since grown into one of the world's largest money managers and financial service providers.  As of
December 31, 2002, FMR and its affiliates had approximately $699.1 billion in mutual fund assets under management.

FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMR Co.  The voting common stock of FMR Corp. is divided into two classes.  Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock.  The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares.  Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company.  Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

T. Rowe Price Associates, Inc.  ("T. Rowe Price")

Investment decisions for the Growth Stock Portfolio are made by T. Rowe Price, which Thrivent Financial has engaged as the subadviser for the Portfolio. T. Rowe Price manages the Portfolio on a daily basis, subject to the overall direction of Thrivent
Financial and the Board of Directors.

T. Rowe Price has over 65 years of investment management experience and approximately $140.6 billion total assets under management as of December 31, 2002.

                                                Advisory and Subadvisory Agreements

Investment Advisory Agreement

The Investment Advisory Agreement provides that it shall continue in effect with respect to each Portfolio from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio
(as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not parties to the Advisory Contract or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

The Investment Advisory Agreement provides that the Fund will pay, or provide for the payment of, the compensation of the directors who are not affiliated with Thrivent Financial or LBVIP and all other expenses of the Fund (other than those assumed by
Thrivent Financial), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders' reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund's custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolio of the Fund, expenses of shareholders'
meetings and expenses relating to the issuance, registration and qualification of shares of the Fund. Thrivent Financial and LBVIP have agreed with the Fund to pay, or to reimburse the Fund for the payment of, all of the foregoing expenses.

Thrivent Financial also furnishes at its own expense all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund and maintaining its organization, and investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund.

Thrivent Financial receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.

        Opportunity Growth Portfolio                                                                         .40%
        Small Cap Growth Portfolio                     $0-$500 million                                      1.00%
                                                       More than $500 million                                .90%
        Mid Cap Select Growth Portfolio                $0-$500 million                                       .90%
                                                       More than $500 million                                .80%
        Mid Cap Growth Portfolio                                                                             .40%
        World Growth Portfolio                                                                               .85%
        All Cap Portfolio                              $0-$500 million                                       .95%
                                                       More than $500 million                                .90%
        Growth Portfolio                                                                                     .40%
        Investors Growth Portfolio                     $0-$500 million                                       .80%
                                                       More than $500 million                                .70%
        Growth Stock Portfolio                         $0-$500 million                                       .80%
                                                       More than $500 million                                .70%
        Value Portfolio                                                                                      .60%
        High Yield Portfolio                                                                                 .40%
        Income Portfolio                                                                                     .40%
        Limited Maturity Bond Portfolio                                                                      .40%
        Money Market Portfolio                                                                               .40%

During the last three fiscal years, Thrivent Financial was paid the following total dollar amounts under the investment advisory contracts then in effect.

                            Portfolio                              12/31/02                 12/31/01                  12/31/00
        -------------------------------------------------------------------------------------------------------------------------
        Small Cap Growth Portfolio                                   $181,794                $    4,466                 N/A
        Opportunity Growth Portfolio                                1,066,080                 1,498,583             $  1,886,819
        Mid Cap Select Growth Portfolio                               144,342                     4,029                 N/A
        Mid Cap Growth Portfolio                                    1,746,953                 2,086,534                1,873,305
        World Growth Portfolio                                      3,248,021                 4,037,899                4,867,808
        All Cap Portfolio                                             306,243                     4,253                 N/A
        Growth Portfolio                                           10,758,643                15,736,342               20,424,423
        Investors Growth Portfolio                                    163,792                     3,477                 N/A
        Growth Stock Portfolio                                        232,599                     3,510                 N/A
        Value Portfolio                                               401,162                     2,653                 N/A
        High Yield Portfolio                                        3,460,890                 4,403,613                5,697,161
        Income Portfolio                                            4,783,013                 4,702,608                4,195,293
        Limited Maturity Bond Portfolio                               393,756                     6,787                 N/A
        Money Market Portfolio                                      1,445,375                 1,477,791                1,092,413

Investment Subadvisory Agreements

Each Investment Subadvisory Agreement between Thrivent Financial, the Fund and a subadviser (each a "Subadvisory Contract")
provides that it shall continue in effect with respect to the subadvised Portfolio for two years from its effective date and thereafter from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not "interested persons" of any party to the Subadvisory Contract, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Contract may be terminated on 60 days' written notice by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act).  The Subadvisory Contract may also be terminated by the subadviser on 60 days' written notice or by
Thrivent Financial (i) on at least 60 days' prior written notice to the subadviser, without the payment of any penalty; (ii) upon material breach by the subadviser of any of the representations and warranties set forth in the Subadvisory Contract, if not cured within 20 days; or (iii) if the subadviser becomes unable to discharge its duties and obligations under the Subadvisory Contract.
The Subadvisory Contract will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

Thrivent Financial pays FAI an annual subadvisory fee for the performance of subadvisory services for the Small Cap Growth
Portfolio. The fee payable is equal to a percentage of the Small Cap Growth Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to 0.60% of average daily net assets up to $200 million, 0.52% of average daily net assets over $200 million but not over $500 million, and 0.50% of average daily net assets over
$500 million.

Thrivent Financial pays MFS an annual subadvisory fee for the performance of subadvisory services for the Mid Cap Select Growth
Portfolio. The fee payable is equal to a percentage of the Mid Cap Select Growth Portfolio's average daily net assets.  The percentage decreases as the Portfolio's assets increase.  The subadvisory fee is equal to .475% of average daily net assets up to
$100 million,  .42% of average daily net assets over $100 million but not over $500 million, and .35% of average daily net assets over $500 million.

Thrivent Financial pays Price International an annual subadvisory fee for the performance of subadvisory services for the World
Growth Portfolio. The fee payable is equal to a percentage of that Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. For purposes of determining the percentage level of the subadvisory fee for the Portfolio, the assets of the Portfolio are combined with the assets of the Lutheran Brotherhood World Growth Fund, another fund with investment objectives and policies that are similar to the World Growth Portfolio and for which the subadviser also provides subadvisory services. The subadvisory fee Thrivent Financial pays the subadviser is equal to the World Growth Portfolio's pro rata share of the combined assets of the Portfolio and the Lutheran Brotherhood World Growth Fund and is equal to .75% of combined average daily net assets up to $20 million, .60% of combined average daily net assets over $20 million but not over $50 million, and .50% of combined average daily net assets over $50 million. When the combined assets of the World Growth Portfolio and the Lutheran
Brotherhood World Growth Fund exceed $200 million, the subadvisory fee for the World Growth Portfolio is equal to .50% of all of the Portfolio's average daily net assets. When the combined assets of the World Growth Portfolio and World Growth Fund exceed $500 million, the subadvisory fee for the World Growth Portfolio is equal to .45% of all the Portfolio's average daily net assets.  As of December 31, 2002, the combined assets of the World Growth Portfolio and the World Growth Fund totaled $402 million

Thrivent Financial pays FMR an annual subadvisory fee for the performance of subadvisory services provided for the All Cap
Portfolio. The fee payable is equal to a percentage of the All Cap Portfolio's average daily net assets.  The percentage decreases as the Portfolio's assets increase.  The subadvisory fee is equal to .60% of average daily net assets up to $100 million, .55% of average daily net assets over $100 million but not over $500 million, .50% of average daily net assets over $500 million but not over $750 million, and .45% of average daily net assets over $750 million.

Thrivent Financial pays MFS an annual subadvisory fee for the performance of subadvisory services provided for the Investors
Growth Portfolio. The fee payable is equal to a percentage of the Investors Growth Portfolio's average daily net assets.  The percentage decreases as the Portfolio's assets increase.  The subadvisory fee is equal to .425% of average daily net assets up to
$100 million, .40% of average daily net assets over $100 million but not over $500 million, and .35% of average daily net assets over $500 million.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the
Growth Stock Portfolio. The fee payable is equal to a percentage of the Growth Stock Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to 0.45% of average daily net assets up to
$50 million, 0.40% of average daily net assets over $50 million but not over $500 million, and   0.35% of the average daily net
assets over $500 million.

                                          Board Approval of Investment Advisory Agreement

On December 4, 2002, the Board of Directors of the Fund (the "Board"), including the directors who are not "interested persons" of
Thrivent Financial or the Fund ("Independent Directors"), unanimously voted to approve the current investment advisory agreement between the Fund and Thrivent Financial with respect to each Portfolio of the Fund.

In fulfilling its duty pursuant to Section 15(c) of the Act, the Board reviews and considers the terms of the investment advisory agreement and subadvisory agreements, especially as they relate to the fees to be paid. In evaluating fees the Board examines the total compensation to be received by the adviser and the subadvisers, both in cash and other benefits, in order to determine whether such fees are fair and reasonable in light of the services performed, the value of such services to the Fund and the availability of comparable services from other parties.

The items to be considered by the Board include the following:

o          The services to be provided to the Portfolios by the adviser and the subadvisers, and the qualifications of each of them;
o          The fee structure for each of the Portfolios generally and in relation to those charged to comparable mutual funds, especially with respect to break-points;
o          The possible benefits to the adviser and subadviser and their affiliates apart from cash compensation received;
o          The extent of profits derived by the adviser and subadviser under the agreements;
o          The performance of each of the Portfolios in general and in comparison to other investment companies with similar investment objectives over a comparable period of time; and
o          The availability, cost and value of alternative means of obtaining such services.

                                                         Affiliated Persons

The following directors and officers of Thrivent Financial, the Funds' investment adviser, are affiliated with the Fund:

Affiliated Person              Position with Thrivent Financial
---------------------------------------------------------------
John O. Gilbert                Chairman
Pamela J. Moret                Senior Vice President, Marketing and Products
Russell W. Swansen             Chief Investment Officer
Charles D. Gariboldi           Vice President, Investment Accounting

                                                           OTHER SERVICES

                                                             CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of the securities held by the Portfolios and is authorized to use various securities depository facilities, such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.

                                                      INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 650 Third Avenue South, Suite 1300, Minneapolis, Minnesota 55402, serves as the Fund's independent accountants, providing professional services including audits of the Fund's annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.

                                            BROKERAGE ALLOCATION AND OTHER TRANSACTIONS

                                                       BROKERAGE TRANSACTIONS

In connection with the management of the investment and reinvestment of the assets of the Portfolios, the Advisory Contract authorizes Thrivent Financial, acting by its own officers, directors or employees or by a subadviser, including FAI, MFS, Price
International, FMR, and T. Rowe Price, to select the brokers or dealers that will execute purchase and sale transactions for the
Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Financial and the subadvisers will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Financial and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent
Financial and the subadvisers or an affiliate of Thrivent Financial or the subadvisers exercises investment discretion.

Thrivent Financial and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Financial or a subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Financial or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Financial or a subadviser.

The Fund's Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates.  These procedures prohibit a
Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings.  In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Portfolio could purchase in the underwritings.

The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Financial, FAI, MFS, Price International, FMR, T. Rowe Price, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Financial and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a
Portfolio.

                                                        AFFILIATED TRANSACTIONS

FAI.  FAI is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the portfolio or other Franklin Templeton Funds and to use the research services of brokerage and other firms that have provided such assistance.

Price International.  Subject to applicable SEC rules, as well as other regulatory requirements, Price International was authorized to allocate orders with respect to the World Growth Portfolio to brokers or dealers affiliated with Price
International.  Such allocations have been made in such amounts and proportions as Price International determined, and Price
International reported such allocations either to Thrivent Financial, which reported such allocations to the Board of Directors, or, if requested, directly to the Board of Directors.  These brokers ceased to be affiliates of Price International on August 8,
2000, when T. Rowe Price became the sole owner of Price International.

FMR.  FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of other funds managed by FMR and to use the research services of brokerage and other firms that have provided such assistance.  FMR may place trades with certain brokers with which it is under common control, including National
Financial Services LLC and Fidelity Brokeratge Servies Japan LLC, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms.  FMR may also place trades with
Archipelago ECN, an electronic communication network in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

                                                         BROKERAGE COMMISSIONS

During the last three fiscal years, the Portfolios paid the following brokerage fees:

                            Portfolio                              12/31/02                 12/31/01                  12/31/00
         ----------------------------------------------------------------------------------------------------------------------
         Small Cap Growth Portfolio                           $       82,605           $         4,791                  N/A
         Opportunity Growth Portfolio                              1,569,498                   897,023               $  617,287
         Mid Cap Select Growth Portfolio                             147,741                     2,902                  N/A
         Mid Cap Growth Portfolio                                    821,114                 1,078,582                  860,042
         World Growth Portfolio (1)                                  351,863                   546,167                  913,725
         All Cap Portfolio                                           211,355                     4,359 (2)              N/A
         Growth Portfolio                                          8,284,261                 8,560,077                8,314,992
         Investors Growth Portfolio                                  140,151                     3,094                  N/A
         Growth Stock Portfolio                                       70,318                     3,097                  N/A
         Value Portfolio                                             264,189                     3,862                  N/A
         High Yield Portfolio                                         18,184                    24,571                   51,189
         Income Portfolio                                                  0                    29,700                   40,836
         Limited Maturity Bond Portfolio                                   0                       210                  N/A
         Money Market Portfolio                                            0                         0                        0

(1)      The aggregate amount of commissions  paid to affiliated  brokerage firms by the Portfolio is $0 for the fiscal year ended
         December 31, 2002, $0 for the fiscal year ended  December 31, 2001,  and $45,185 for the fiscal year ended  December 31,
         2000.
(2)      The aggregate amount of commissions paid to affiliated  brokerage firms by the Portfolio is $3.60 for the period November
         30, 2001, the Portfolio's inception, until fiscal year ended December 31, 2001.

The following table indicates the total amount of brokerage commissions paid by each Portfolio to firms that provided research services and the aggregate amount of transactions relating to such commissions for the fiscal year ended December 31, 2002. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

                             Portfolio                            Commissions         Aggregate Transactions
         ---------------------------------------------------------------------------------------------------
         Small Cap Growth Portfolio                              $        73,530         $     28,990,253
         Opportunity Growth Portfolio                                  1,556,480              595,232,871
         Mid Cap Select Growth Portfolio                                       0                        0
         Mid Cap Growth Portfolio                                        800,949              397,970,870
         World Growth Portfolio                                          296,859              154,266,446
         All Cap Portfolio                                               206,399              148,285,538
         Growth Portfolio                                              8,244,008            4,595,472,154
         Investors Growth Portfolio                                            0                        0
         Growth Stock Portfolio                                           32,802               18,943,264
         Value Portfolio                                                 212,290              152,486,496
         High Yield Portfolio                                             10,228                1,812,551
         Income Portfolio                                                      0                        0
         Limited Maturity Bond Portfolio                                       0                        0
         Money Market Portfolio                                                0                        0

                                                           CAPITAL STOCK

The total number of shares of capital stock which the Fund has authority to issue is 2,000,000,000 shares of the par value of $.01 per share. All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board of Directors.

        Class                                                                                             Number of Shares
        ------------------------------------------------------------------------------------------------------------------
        Small Cap Growth Portfolio Capital Stock .............................................................50,000,000

        Opportunity Growth Portfolio Capital Stock...........................................................100,000,000

        Mid Cap Select Growth Portfolio Capital Stock.........................................................50,000,000

        Mid Cap Growth Portfolio Capital Stock...............................................................100,000,000

        World Growth Portfolio Capital Stock ................................................................100,000,000

        All Cap Portfolio Capital Stock.......................................................................50,000,000

        Growth Portfolio Capital Stock.......................................................................350,000,000

        Investors Growth Portfolio Capital Stock..............................................................50,000,000

        Growth Stock Portfolio Capital Stock..................................................................50,000,000

        Value Portfolio Capital Stock ........................................................................50,000,000

        High Yield Portfolio Capital Stock ..................................................................300,000,000

        Income Portfolio Capital Stock ......................................................................200,000,000

        Limited Maturity Bond Portfolio Capital Stock.........................................................50,000,000

        Money Market Portfolio Capital Stock ................................................................500,000,000

Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board of Directors. In addition, and subject to any applicable statutory requirements, the Board of
Directors has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.

The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder's name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the Investment Company Act of 1940 shares will be voted by individual class, (b) only shares of a particular Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the Investment Company Act of 1940) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.

The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares of the class relates. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.

The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the
Board. Dividends or distributions on shares of any class of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to such class.

Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the Fund, the Board of Directors has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated
Investment Company and to avoid liability for Federal income tax in respect of that year.

The assets belonging to any class of stock will be charged with the liabilities in respect to such class, and will also be charged with their share of the general liabilities of the Fund in proportion to the asset values of the respective classes.

                                                          NET ASSET VALUE

SMALL CAP GROWTH PORTFOLIO, OPPORTUNITY GROWTH PORTFOLIO, MID CAP SELECT GROWTH PORTFOLIO, MID CAP GROWTH PORTFOLIO, WORLD GROWTH
PORTFOLIO, ALL CAP PORTFOLIO, GROWTH PORTFOLIO, INVESTORS GROWTH PORTFOLIO, GROWTH STOCK PORTFOLIO, VALUE PORTFOLIO, HIGH YIELD
PORTFOLIO, INCOME PORTFOLIO, AND LIMITED MATURITY BOND PORTFOLIO.

The net asset value per share is determined at the close of each day the New York Stock Exchange (the "NYSE") is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940. Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

Net asset value is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities;
and dividing the result by the number of shares outstanding.

The market value of each Portfolio's securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:

o     Equity  securities  traded on the NYSE or any other national  securities  exchange are valued at the last sale price.  If there has been no sale on that day or if the  security  is  unlisted,  it is valued at prices  within the range of the current bid and asked  prices considered best to represent value in the circumstances.

o     Equity securities not traded on a national  securities  exchange are valued at prices within the range of the current bid and asked prices  considered best to represent the value in the  circumstances,  except that  securities for which  quotations are furnished  through the nationwide  automated  quotation  system  approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

o     Bonds and other income securities traded on a national  securities exchange will be valued at the last sale price on such national  securities  exchange that day.  Thrivent  Financial may value such  securities on the basis of prices provided by an independent  pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

o     Bonds and other income  securities  not traded on a national  securities  exchange will be valued within the range of the current bid and asked prices considered best to represent the value in the  circumstances.  Such securities may also be valued on the basis of prices  provided by an  independent  pricing  service if those  prices are believed to reflect the fair market value of such securities.

Short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.

For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                                       MONEY MARKET PORTFOLIO

Securities held by the Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security.  While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the  Money Market Portfolio would receive if it sold the security.

The Money Market Portfolio anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and the Money Market Portfolio will use its best efforts to do so.  However, such maintenance at
$1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Money Market Portfolio and the Money Market Portfolio is
compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Money Market Portfolio should have negative net income. It is expected that the
Money Market Portfolio will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940
Act.  Such compliance requires, among other things, the following:

(1)   The Directors must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from the
      Money Market Portfolio's net asset value per share under the amortized cost valuation method will be determined at such intervals as the Directors deem appropriate and reasonable in light of current market conditions, and the Directors must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2)   In the event such deviation from the Money Market Portfolio's net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Directors must promptly consider what action should be initiated by them, and when the Directors believe the extent of any deviation from the  Money Market Portfolio's net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Directors);

(3)   The Money Market Portfolio may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity which exceeds 90 days;

(4)   The Money Market Portfolio must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments which the Directors determine present minimal credit risks and which are "eligible securities"
      as defined in Rule 2a-7; and

(5)   The Money Market Portfolio must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which the  Money Market Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule
2a-7 under the 1940 Act) that are determined to present minimal credit risks.  In general, the term "Eligible Security" is limited to any security that:

(1)    (a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO") or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations
       (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c)
       has received a rating from the requisite number of NRSROs (i.e.. two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or
(2)    is unrated but is of comparable quality to a rated security as described in (1), above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO's three highest major rating categories, unless the security has received a long-term rating from the requisite number of
       NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of the Money Market Portfolio's total assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, with the balance of the Money Market Portfolio's assets invested in "second tier" eligible securities as defined in Rule 2a-7.  For this purpose, "second tier" eligible securities generally are those which have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities.  The Money Market Portfolio may not invest more than the greater of 1% of its total assets or $1 million in "second tier" eligible securities of any single issuer.

                                                             TAX STATUS

The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:

o     derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;
o     invest in securities within certain statutory limits; and
o     distribute at least 90% of its ordinary income to shareholders.

It is each Portfolio's policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Portfolio is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending
December 31.

                                                           DISTRIBUTIONS

Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that
Portfolio.

                                                             DIVIDENDS

Dividends are declared and paid as follows:

Declared daily and             High Yield Portfolio
paid monthly                   Income Portfolio
                               Limited Maturity Bond Portfolio
                               Money Market Portfolio

Declared and paid              Small Cap Growth Portfolio
annually                       Opportunity Growth Portfolio
                               Mid Cap Select Growth Portfolio
                               Mid Cap Growth Portfolio
                               World Growth Portfolio
                               All Cap Portfolio
                               Growth Portfolio
                               Investors Growth Portfolio
                               Growth Stock Portfolio
                               Value Portfolio

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

                                                             CAPITAL GAINS

While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if
Thrivent Financial or the subadviser believes it to be advisable. Such changes may result in the realization of capital gains.
Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in February.

Contract owners should review the documents pertaining to their variable contracts for information regarding the personal tax consequences of purchasing such a contract.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract.  Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

                                                  CALCULATION OF PERFORMANCE DATA

The total return and yield of each of the Portfolios will be calculated as set forth below.  Calculations of performance data for the Portfolios includes the effect of the investment advisory fee charged to the Fund but does not reflect the expenses charged to the variable contracts at the separate account level.

                                                            TOTAL RETURN

Average annual total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

           P(1+T)(n) = ERV

           Where:

           P      =  a hypothetical initial payment of $1,000

           T      =  average annual total return

           n      =  number of years

           ERV   =    ending redeemable value at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

The calculation is based on the further assumptions that all dividends and distributions by the Portfolio are reinvested at net asset value on the reinvestment dates during the periods. The investment advisory fee charged to the Fund is also taken into account as described later herein.

                                                               YIELD

Yield is computed by dividing the net investment  income per share earned during a recent month or other specified  30-day period by the  applicable  maximum  offering  price per share on the last day of the period  and  annualizing  the  result,  according  to the following formula:

                                                 Yield = 2[(((a-b)/cd) + 1)^6 - 1]

Where:

           a = dividend and interest earned during the period;
           b = expenses accrued for the period (net of reimbursements);
           c  = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
           d = the maximum offering price per share on the last day of the period.

To calculate interest earned (for the purpose of "a" above) on debt obligations, a Portfolio computes the yield to maturity of each obligation held by a Portfolio based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price
(plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Portfolio accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. Each Portfolio has elected not to amortize discount or premium on such securities.

Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which are insured and/or often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the portfolio, portfolio maturity and operating expenses and market conditions.

The table below presents the average annual returns for all Portfolios for the indicated periods ended December 31, 2002.

                                                     Average Annual Total Returns as of 12/31/02

                                          Current SEC                                                                      Date of
              Portfolio                 Yield 12/31/02       1-Year         5-Years          10-Years        Inception    Inception
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio                    N/A           (27.02)%          N/A              N/A           (21.41)%      11/30/01
Opportunity Growth Portfolio                  N/A           (31.77)%        (8.25)%            N/A            (3.47)%      01/18/96
Mid Cap Select Growth Portfolio               N/A           (43.66)%          N/A              N/A           (37.82)%      11/30/01
Mid Cap Growth Portfolio                      N/A           (26.09)%          N/A              N/A             2.39%       01/30/98
World Growth Portfolio                        N/A           (17.43)%        (3.05)%            N/A            (0.41)%      01/18/96
All Cap Portfolio                             N/A           (38.33)%          N/A              N/A            (34.13)%%    11/30/01
Growth Portfolio                              N/A           (29.99)%        (0.16)%           8.58%              N/A*      01/09/87
Investors Growth Portfolio                    N/A           (26.53)%          N/A              N/A            (24.12)%     11/30/01
Growth Stock Portfolio                        N/A           (23.20)%          N/A              N/A            (20.42)%%    11/30/01
Value Portfolio                               N/A           (22.85)%          N/A              N/A            (20.22)%%    11/30/01
High Yield Portfolio                        11.44%           (8.65)%        (5.31)%          (3.13)%             N/A*      11/02/87
Income Portfolio                             4.60%            5.75%          6.07%            6.71%              N/A*      01/09/87
Limited Maturity Bond Portfolio              2.84%            5.78%           N/A              N/A              4.73%      11/30/01
Money Market Portfolio                        N/A             1.50%          4.38%            4.51%              N/A*      01/09/87

* Because the Portfolio has been effective for more than 10 years, performance since inception is not shown.

YIELD - MONEY MARKET PORTFOLIO

When the Money Market Portfolio quotes a "current annualized" yield, it is based on a specified recent seven calendar-day period.
It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period by 52.14 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) all fees charge to all shareholder accounts, in proportion to the length of the base period.

The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Portfolio's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

                                                                                                          Money Market
                                                                                                            Portfolio
                                                                                                          ------------
   Annualized Current Yield For 7-day Period Ended 12/31/02                                                    1.11%

   Effective Yield For 7-day Period Ended 12/31/02                                                             1.12%

                                                      NONSTANDARDIZED TOTAL RETURN

A Portfolio may provide the above described average annual total return results for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before such quarter end and at the commencement of such
Portfolio's operations. In addition, a Portfolio may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

                                                    DESCRIPTION OF DEBT RATINGS

                                                         Ratings by Moody's

Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2" commercial paper as follows:

Bonds

Aaa    Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A      Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C      Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o   Leading market positions in well-established industries.
o   High rates of return of funds employed.
o   Conservative capitalization structures with moderate reliance on debt and ample asset protection.
o   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o   Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                    RATINGS BY STANDARD & POOR'S

Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

Bonds:

AAA     Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A       Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB     Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB      Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B       Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC     Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
        The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-
        rating.

CC     The rating CC typically is currently highly vulnerable to nonpayment.

C      The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D      Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper:

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better (however, in some cases a "BBB" long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                                     REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders for the fiscal year ended December 31, 2002 of the Fund are a separate report furnished with this Statement of Additional Information and are incorporated herein by reference.